SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2012
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

The Companies Act of Japan provides that an amount equal to 10% of distributions from retained earnings paid by the Company should be appropriated as capital reserve or earned reserve (hereinafter called reserve). No further appropriations are required when the total amount of the reserve exceed 25% of capital stock.

After shareholders approval of the declaration of a cash dividend in the amount of ¥ 7,738 million ($ 94,366 thousand) at the annual meeting of shareholders held on June 26, 2012 based on a resolution of the Board of Directors, cash dividends will be paid to shareholders of record as of March 31, 2012. The declaration of this dividend has not been reflected in the consolidated financial statements as of March 31, 2012.

The amount of retained earnings available for dividends distribution is recorded in the Company’s non-consolidated books and amounted to ¥ 131,316 million ($ 1,601 million) as of March 31, 2012.